18 RELATED-PARTY BALANCES AND TRANSACTIONS (Details 5) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related party transactions [abstract]
Short-term benefits for employees and officers	R$ 37,452	R$ 32,848	R$ 39,721
Post-employment benefits	109	105	110
Key management personnel compensation	R$ 37,561	R$ 32,953	R$ 39,831